Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Grant revenue	$ 3,553	$ 1,430
Operating expenses:
Research and development	23,313	19,956
General and administrative	12,643	13,371
Total operating expenses	35,956	33,327
Operating (loss) income	(32,403)	(31,897)
Other income (expense)
Interest income	439	6
Interest expense	(2,251)	(1,764)
Other income (expense), net	(574)	1,035
Change in fair value of earn-out liability	12,124	48,910
Loss on debt extinguishment	0	(492)
Total other income (expense)	9,738	47,695
Net income (loss)	(22,665)	15,798
Comprehensive income (loss):
Net income (loss)	(22,665)	15,798
Other comprehensive loss	(18)	0
Comprehensive income (loss):	$ (22,683)	$ 15,798
Net income (loss) per share attributable to common shareholders:
Net income per share - Basic	$ (0.55)	$ 1.05
Net income per share - diluted	$ (0.55)	$ 0.44
Weighted-average common shares outstanding:
Weighted average common shares outstanding - basic	41,179,741	15,105,851
Weighted average common shares outstanding - diluted	41,179,741	36,004,063